Stock-based Compensation (Details 2)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Stock-based Compensation Details 2
Non-vested restricted stock grant outstanding, beginning of period | shares	0
Non-vested restricted stock grant outstanding, Granted | shares	310,926
Non-vested restricted stock grant outstanding, Vested | shares	0
Non-vested restricted stock grant outstanding, Forfeited | shares	0
Non-vested restricted stock grant outstanding, end of period | shares	310,926
Non-vested restricted stock grant Weighted-Average Grant-Date Fair Value, beginning of period | $ / shares	$ 0.00
Non-vested restricted stock grant Weighted-Average Grant-Date Fair Value, Granted | $ / shares	16.87
Non-vested restricted stock grant Weighted-Average Grant-Date Fair Value, Vested | $ / shares	0.00
Non-vested restricted stock grant Weighted-Average Grant-Date Fair Value, Forfeited | $ / shares	0.00
Non-vested restricted stock grant Weighted-Average Grant-Date Fair Value, end of period | $ / shares	$ 16.87